Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value Assets Measured on Recurring Basis

The following table presents information about the Company’s liability measured at fair value on a recurring basis at March 31, 2022 and December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2022	December 31, 2021
Liabilities:
Warrant liability - Private Warrants	3	$83,061	$128,375

The following table presents information about the Company’s liability measured at fair value on a recurring basis at December 31, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2021	December 31, 2020
Liabilities:
Warrant liability - Private Warrants	3	$128,375	$-

Schedule of Binomial Lattice Model for Private Warrants

The key inputs into the binomial lattice model incorporating the Cox-Ross-Rubenstein methodology for the Private Warrants were as follows as at March 31, 2022:

Input	March 31, 2022
Risk-free interest rate	2.4%
Dividend yield	0.0%
Selected volatility	77.2%
Exercise price	$11.50
Market stock price	$1.25

The key inputs into the binomial lattice model incorporating the Cox-Ross-Rubenstein methodology for the Private Warrants were as follows as at December 31, 2021:

Input	July 20, 2021	December 31, 2021
Risk-free interest rate	0.7%	1.2%
Dividend yield	0.0%	0.0%
Selected volatility	31.5%	49.7%
Exercise price	$11.50	$11.50
Market stock price	$9.20	$3.95

Schedule of Changes in Fair Value of Warrant Liabilities

The following table presents the change in the fair value of warrant liabilities for the period:

Warrant Fair Values	Private
Fair value as of December 31, 2021	$128,375
Change in fair value	(45,314)
Fair value as of March 31, 2022	$83,061

The following table presents the change in the fair value of warrant liabilities for the period:

Warrant Fair Values	Private
Fair value as of July 20, 2021	$381,175
Change in fair value	(252,800)
Fair value as of December 31, 2021	$128,375